Income Taxes - Summary of Deferred Income Taxes (Detail) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Total assets	$ 4,336	$ 1,550	$ 1,287
Total liabilities	$ (64)	(370)	(385)
Net deferred income tax asset (liability)		$ 1,180	$ 902